Share capital, share premium and transaction costs on new equity instruments	12 Months Ended
Dec. 31, 2024
Share Capital and Share Premium [Abstract]
Share capital, share premium and transaction costs on new equity instruments	Share capital, share premium and transaction costs on new equity instruments
Share capital
As at December 31, 2024, the issued share capital of the Company amounts to €32,801 thousand (December 31, 2023: €32,521 thousand), divided into 273,340,743 ordinary shares of €0.12 (December 31, 2023: 271,010,790 ordinary shares of €0.12 per share). They entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of shares held. The authorized share capital of the Company as at December 31, 2024 amounted to €108,000 thousand (December 31, 2023: €108,000 thousand), divided into 900,000,000 ordinary shares of €0.12 per share (December 31, 2023: 900,000,000 ordinary shares of €0.12 per share).
On March 17, 2022, trading in the public company commenced on the NYSE. The Company traded under the Allego name under the ticker symbol “ALLG” until August 22, 2024, when the Company was voluntarily delisted from NYSE as a result of the TFA.
Share capital and share premium transactions as part of the SPAC Transaction
In 2018 and 2019, the Group entered into shareholder loans with Madeleine (the Company’s immediate parent) to finance its operations (refer to Note 25). On March 16, 2022, before the closing of the SPAC Transaction, the shareholder loan equity conversion resulted in a share issuance of 2 Allego Holding ordinary shares at a par value of €1 per share, increasing share capital by €2, with the remaining difference in the shareholder loan equity conversion being recorded as an increase to share premium of €101,931 thousand and accordingly no gain or loss has been recognized in the consolidated statement of profit or loss.
On the same date, in accordance with the First Special Fees Agreement, Allego Holding issued 22 ordinary shares at a par value of €1 per share to the external consulting firm, increasing share capital by €22. Please refer to Note 11.1 for more details on the First Special Fees Agreement.
As indicated in Note 4, on March 16, 2022, each holder of Allego N.V. ordinary shares exchanged by means of a contribution in kind its Allego Holding ordinary shares to Allego N.V. in exchange for the issuance of shares in accordance with the Exchange Ratio. Therefore, Allego Holding became a wholly owned subsidiary of Allego N.V. Consequently, 124 Allego Holding ordinary shares at a par value of €1 each were exchanged for 235,935,061 ordinary shares of Allego N.V. at a par value of €0.12 each. Consequently, share capital increased by €28,311 thousand and the share premium decreased by the same amount.
Furthermore, each share of Spartan’s common stock was exchanged by means of a contribution in kind in exchange for the issuance of ordinary shares of Allego N.V., whereby Allego N.V. issued one ordinary share for each share of Spartan’s common stock exchanged. This resulted in the issuance of 14,907,582 Allego N.V. ordinary shares of €0.12 par value, and increased share capital by €1,789 thousand and share premium by €85,808 thousand, which includes the impact of applying IFRS 2 for €158,714 thousand (see Note 4).
Concurrently with the execution of the BCA, Spartan and Allego entered into Subscription Agreements (the “Subscription Agreements”), dated July 28, 2021, with a number of investors (collectively the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to and purchase, and Allego N.V. agreed to issue and sell to such PIPE Investors, an aggregate of 15,000,000 Ordinary Shares (the “PIPE Shares”) at a price of $10.00 per share (€9.07[11] per share) for an aggregate purchase price of $150,000 thousand (€136,048 thousand) in proceeds (the “PIPE Financing”) on the Closing Date. This resulted in a share capital increase of €1,500 thousand (12,500,000 ordinary shares at a price of €0.12 per share) and a rise in share premium of €108,515 thousand. Additionally, an increase in contract liability of €3,358 thousand was recognized for future charging services to be provided to one of the PIPE Investors (see Note 6). On March 22, a second PIPE share issue was executed. 2,500,000 ordinary shares were issued at price of €0.12 per share, increasing share capital by €300 thousand, and raising share premium by €22,375 thousand.
Issuance of ordinary shares upon exercise of the Private Placement Warrants
As indicated in Note 27, on April 15, 2022, all the Private Placement Warrants were exercised on a cashless basis. As a result of the exercise, 9,360,000 Private Placement Warrants were converted into 1,334,949 Allego N.V. ordinary shares, with a nominal value of €0.12 per share, increasing share capital by €160 thousand, and raising share premium by €13,694 thousand. As a result of this transactions, no private warrants remained outstanding.
Issuance of ordinary shares related to the IPO Grant Shares award under the LTIP
In 2023, on June 9, 2023, 9,600 ordinary shares, with a nominal value of €0.12 per share, were issued for no consideration to employees of the Company. These shares related to the IPO Grant Shares award under LTIP as described in note 11.4. There were no such transactions during 2024.
Issuance of ordinary shares related to the RSUs award under the LTIP
During 2024, 309,953 (2023: 666,968) ordinary shares, with a nominal value of €0.12 per share (2023: €0.12 per share), were issued for no consideration to eligible members of the board of directors and employees. These shares relate to the RSUs award under the LTIP as described in note 11.4.
Issuance of ordinary shares related to the Performance Options award under the LTIP and MIP
On June 25, 2024, 2,020,000 (2023: nil) ordinary shares, with a nominal value of €0.12 per share were issued for the consideration of €0.12 per share to one of the former executive officers. These shares relate to Performance Options award under the LTIP and MIP as described in note 11.3 and note 11.4.
Issuance of ordinary shares upon exchange of Public Warrants
In 2023 on October 3, 2023 and October 18, 2023, all the Public Warrants were exchanged. As a result of the exchange, 13,799,948 Public Warrants were converted into 3,156,630 Allego N.V. ordinary shares, with a nominal value of €0.12 per share, increasing share capital by €379 thousand, and raising share premium by €7,190 thousand. No consideration was received from the Company as part of the exchange. As a result of these transactions, no public warrants remained outstanding. For further details on the exchange of Public Warrants, refer to Note 27.
Transaction costs for the issuance of ordinary shares in exchange of Public Warrants
During the year ended December 31, 2024, the Group incurred transaction costs of € nil (December 31, 2023: €955 thousand) that are directly attributable to the issuance of ordinary shares in relation to the exchange of Public Warrants. These transaction costs have been recorded as a deduction to share premium. For further details on the exchange of Public Warrants, refer to Note 27.
Share capital and share premium movements
Movement of share capital and share premium are as follows:

	Notes	Shares	Price per share (in €)	Share Capital (in €'000)	Share Premium (in €'000)
As at January 1, 2022		100	1.00	1	61,888
Share capital transaction within Allego Holding BV as part of the merger (“the Transaction”)
Shareholder loan equity conversion March 16, 2022		2	1.00	—	101,931
E8 The first special fee agreement March 16, 2022		22	1.00	—	—
As at March 16, 2022 immediately prior to closing the Transaction		124	1.00	1	163,819

Share capital transaction within Allego NV as part of the merger (“the Transaction”)
Elimination old shares March 16, 2022		(124)	1.00	—	—
Share Capital increase on conversion March 16, 2022		235,935,061	0.12	28,311	(28,311)
Spartan Share Capital March 16, 2022		14,907,582	0.12	1,789	85,808
Share Capital for PIPE March 16, 2022		12,500,000	0.12	1,500	108,515
Share Capital for PIPE March 22, 2022		2,500,000	0.12	300	22,375

Other equity movements during the year ended December 31, 2022
Private Placement Warrants exercise April 15, 2022		1,334,949	0.12	160	13,694
As at December 31, 2022		267,177,592	0.12	32,061	365,900
As at January 1, 2023		267,177,592	0.12	32,061	365,900
Issuance of shares under the LTIP from IPO Grant Shares June 9, 2023	11.4	9,600	0.12	1	—
Issuance of shares under the LTIP from RSUs August 10, 2023	11.4	666,968	0.12	80	—
Issuance of shares in exchange of Public Warrants October 3, 2023	27	2,996,918	0.12	360	6,938
Issuance of shares in exchange of Public Warrants October 18, 2023	27	159,712	0.12	19	252
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants	27	—	—	—	(955)
As at December 31, 2023		271,010,790	0.12	32,521	372,135
As at January 1, 2024		271,010,790	0.12	32,521	372,135
Issuance of shares under the LTIP from Performance Options June 25, 2024	11.4	2,020,000	0.12	242	—
Issuance of shares under the LTIP from RSUs July 29, 2024	11.4	285,844	0.12	35	—
Issuance of shares under the LTIP from RSUs November 15, 2024	11.4	24,109	0.12	3	—
As at December 31, 2024		273,340,743	0.12	32,801	372,135
All the shares issued have been fully paid at the date of the capital issuance.